Segment Reporting - Summary of Information About Product Revenues (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of products and services [line items]
Revenues	$ 33,782.1	₨ 2,556,123.4	₨ 2,959,666.9	₨ 2,856,910.8
Finance revenues	503.9	38,127.8	33,995.5	26,040.3
Total revenues	34,286.0	2,594,251.2	2,993,662.4	2,882,951.1
Tata and Fiat vehicles [Member]
Disclosure of products and services [line items]
Revenues	5,761.0	435,908.8	682,076.2	575,483.5
Tata Daewoo commercial vehicles [Member]
Disclosure of products and services [line items]
Revenues	403.0	30,492.4	39,042.9	48,370.3
Jaguar Land Rover vehicles [Member]
Disclosure of products and services [line items]
Revenues	27,361.7	2,070,320.9	2,216,656.9	2,214,492.3
Others [Member]
Disclosure of products and services [line items]
Revenues	$ 256.4	₨ 19,401.3	₨ 21,890.9	₨ 18,564.7